Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Total manufacturing purchase commitments	$ 6.3	$ 4.3